CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	R$ 3,005,645	R$ 2,475,863
Short-term investments	2,338,097	2,959,135
Trade accounts receivable - net	4,875,394	4,999,004
Inventories	15,227,778	17,817,585
Tax credits	1,009,824	1,392,417
Income and social contribution taxes recoverable	986,068	815,197
Dividends receivable	1,036	5,048
Assets held for sale	1,210,041
Fair value of derivatives	766	3,272
Other current assets	543,288	789,901
TOTAL CURRENT ASSETS	29,197,937	31,257,422
NON-CURRENT ASSETS
Tax credits	1,916,100	511,547
Deferred income taxes	2,219,461	2,164,477
Judicial deposits	2,064,070	1,825,899
Other non-current assets	355,390	700,377
Prepaid pension cost	11,695	9,179
Investments in associates and joint ventures	3,858,449	3,896,518
Goodwill	10,825,148	11,634,464
Leasing	1,182,654	960,876
Other intangibles	373,710	415,159
Property, plant and equipment, net	22,880,530	20,422,734
TOTAL NON-CURRENT ASSETS	45,687,207	42,541,230
TOTAL ASSETS	74,885,144	73,798,652
CURRENT LIABILITIES
Trade accounts payable	5,901,183	6,618,923
Short-term debt	1,783,201	2,492,262
Debentures	14,421	628,886
Taxes payable	512,935	395,212
Income and social contribution taxes payable	502,766	497,243
Payroll and related liabilities	845,848	1,056,325
Leasing payable	373,151	275,934
Employee benefits	209	516
Environmental liabilities	139,395	262,018
Fair value of derivatives	19,042	19,056
Other current liabilities	1,192,461	1,216,206
TOTAL CURRENT LIABILITIES	11,284,612	13,462,581
NON-CURRENT LIABILITIES
Long-term debt	8,296,474	8,687,355
Debentures	799,212	798,887
Related parties	24,992	24,890
Deferred income taxes	204,151	96,341
Provision for tax, civil and labor liabilities	2,185,825	2,026,003
Environmental liabilities	378,274	222,634
Employee benefits	706,767	893,378
Fair value of derivatives	1,606
Leasing payable	904,451	754,709
Other non-current liabilities	859,917	533,681
TOTAL NON-CURRENT LIABILITIES	14,361,669	14,037,878
EQUITY
Capital	20,215,343	19,249,181
Capital reserves	11,597	11,597
Treasury stocks	(150,182)	(179,995)
Retained earnings	25,914,830	22,172,561
Transactions with non-controlling interests without change of control	(2,904,670)	(2,904,670)
Other reserves	5,972,041	7,767,520
EQUITY ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE PARENT	49,058,959	46,116,194
NON-CONTROLLING INTERESTS	179,904	181,999
EQUITY	49,238,863	46,298,193
TOTAL LIABILITIES AND EQUITY	74,885,144	73,798,652
Trade accounts payable - Domestic market
CURRENT LIABILITIES
Trade accounts payable	4,120,701	4,241,819
Trade accounts payable - Debtor risk
CURRENT LIABILITIES
Trade accounts payable	584,320	653,085
Trade accounts payable - Imports
CURRENT LIABILITIES
Trade accounts payable	R$ 1,196,162	R$ 1,724,019